FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Condensed Statement of Income Captions [Line Items]
Net income/(loss)	$ (16,676)	$ (12,544)	$ 16,488
Other comprehensive income/(loss)
Unrealized gain/(loss) of available-for-sale investments, net of taxes of $47, $40 and $221 for the years ended March 31, 2016, 2017 and 2018, respectively	885	(161)	186
Unrealized gain (loss) available-for-sale investments, tax	221	40	47
Comprehensive income/(loss) attributable iKang Healthcare Group, Inc.	7,242	(30,296)	6,808
PARENT COMPANY
Condensed Statement of Income Captions [Line Items]
Net income/(loss)	(17,309)	(11,251)	18,325
Other comprehensive income/(loss)
Foreign currency translation adjustments	23,666	(18,884)	(11,703)
Unrealized gain/(loss) of available-for-sale investments, net of taxes of $47, $40 and $221 for the years ended March 31, 2016, 2017 and 2018, respectively	885	(161)	186
Unrealized gain (loss) available-for-sale investments, tax	221	40	47
Comprehensive income/(loss) attributable iKang Healthcare Group, Inc.	$ 7,242	$ (30,296)	$ 6,808